NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option ..	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•

Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.